Pay vs Performance Disclosure pure in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table provides information required by Item 402(v) of Regulation S-K. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for CEO (Mr. Dugan)(1)	Summary Compensation Table Total for CEO (Mr. Akhavan)(1)	Compensation Actually Paid to CEO (Mr. Dugan)(1)	Compensation Actually Paid to CEO (Mr. Akhavan)(1)(3)	Average Summary Compensation Table Total for non-CEO Named Executive Officers(2)	Average Compensation Actually Paid to non-CEO Named Executive Officers(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (In Millions)	Adjusted EBITDA(6) (In Millions)
2022	$635,518	$15,228,135	$507,438	11,295,035	$1,814,058	$1,182,949	38.51	50.39	166.5	656.0
2021	$1,775,101		$1,978,621		$1,458,855	$1,675,670	60.84	68.58	62.7	718.9
2020	$1,877,524		$1,349,444		$1,329,779	$686,244	48.93	63.15	(51.9)	642.9

(1)	During 2022, our Chief Executive Officers were Mr. Dugan (until March 31, 2022) and Mr. Akhavan (beginning March 31, 2022). For 2020 and 2021, our Chief Executive Officer was Mr. Dugan.
(2)	During 2022, our non-CEO NEOs consisted of Messrs. Kaul, Rayner, Manson and Johnson. During 2021, our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson and Rayner. During 2020, our non-CEO NEOs consisted of our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson and Rayner.
(3)	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth the adjustments made during each year presented in the table above to arrive at compensation “actually paid” to our NEOs during each of the years in question.

	CEO (Dugan)			CEO (Akhavan)
Adjustments to Determine Compensation “Actually Paid” for CEO’s	2022	2021	2020	2022
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table				(7,563,000)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table				(6,134,800)
Increase for fair value of awards granted during year that remain outstanding as of covered year end				5,004,000
Increase for fair value of awards granted during year that vested during covered year				4,760,700
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(83,360)	161,100	(434,400)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(44,720)	42,420	(93,680)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	(128,080)	203,520	(528,080)	(3,933,100)

Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs	2022	2021	2020
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(869,344)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	467,569
Increase for fair value of awards granted during year that vested during covered year
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(62,520)	161,100	(484,391)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(33,540)	55,714	(159,150)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	(133,275)
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	(631,110)	216,814	(643,541)

(4)	Assumes $100 invested in our Class A common stock on December 31, 2019, and reinvestment of all dividends.
(5)	The peer group used by the Company consists of Gilat Satellite Networks Ltd., ViaSat, Inc., SES S.A., and Eutelsat Communications S.A. The peer group used by the Company in 2021 consisted of those companies, plus Intelsat S.A. Intelsat S.A. was removed from the peer group because it emerged from U.S. bankruptcy proceedings in February 2022 as a private company. Using the 2021 peer group, total shareholder return would have been $62.81 in 2020, $68.21 in 2021, and $50.11 in 2022.
(6)	Adjusted EBITDA means net income (loss) excluding interest income and expense, net, income tax benefit (provision), net, depreciation and amortization, and net income (loss) attributable to non-controlling interests, and excluding net gains and losses on investments, net foreign currency transaction gains (losses) and other non-recurring or non-operational items.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]			(1)During 2022, our Chief Executive Officers were Mr. Dugan (until March 31, 2022) and Mr. Akhavan (beginning March 31, 2022). For 2020 and 2021, our Chief Executive Officer was Mr. Dugan.(2)During 2022, our non-CEO NEOs consisted of Messrs. Kaul, Rayner, Manson and Johnson. During 2021, our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson and Rayner. During 2020, our non-CEO NEOs consisted of our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson and Rayner.
Peer Group Issuers, Footnote [Text Block]			(5)The peer group used by the Company consists of Gilat Satellite Networks Ltd., ViaSat, Inc., SES S.A., and Eutelsat Communications S.A. The peer group used by the Company in 2021 consisted of those companies, plus Intelsat S.A. Intelsat S.A. was removed from the peer group because it emerged from U.S. bankruptcy proceedings in February 2022 as a private company. Using the 2021 peer group, total shareholder return would have been $62.81 in 2020, $68.21 in 2021, and $50.11 in 2022.
Adjustment To PEO Compensation, Footnote [Text Block]	(3)Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth the adjustments made during each year presented in the table above to arrive at compensation “actually paid” to our NEOs during each of the years in question.
	CEO (Dugan)			CEO (Akhavan)
Adjustments to Determine Compensation “Actually Paid” for CEO’s	2022	2021	2020	2022
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table				(7,563,000)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table				(6,134,800)
Increase for fair value of awards granted during year that remain outstanding as of covered year end				5,004,000
Increase for fair value of awards granted during year that vested during covered year				4,760,700
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(83,360)	161,100	(434,400)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(44,720)	42,420	(93,680)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	(128,080)	203,520	(528,080)	(3,933,100)

Non-PEO NEO Average Total Compensation Amount			$ 1,814,058	$ 1,458,855	$ 1,329,779
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,182,949	1,675,670	686,244
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs	2022	2021	2020
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(869,344)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	467,569
Increase for fair value of awards granted during year that vested during covered year
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(62,520)	161,100	(484,391)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(33,540)	55,714	(159,150)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	(133,275)
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	(631,110)	216,814	(643,541)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following is a list of what we believe are the most important financial performance measures used to link NEO compensation to Company performance. For more information, see “Executive Compensation – Compensation Discussion and Analysis.”

Performance Measure	Explanation
Adjusted EBITDA	Net income (loss) excluding interest income and expense, net, income tax benefit (provision), net, depreciation and amortization, and net income (loss) attributable to non-controlling interests, and excluding net gains and losses on investments, net foreign currency transaction gains (losses) and other non-recurring or non-operational items.

Revenue	Consolidated revenue

Consumer Revenue	Consolidated revenue from our consumer broadband business

Total Shareholder Return Amount			$ 38.51	60.84	48.93
Peer Group Total Shareholder Return Amount			50.39	68.58	63.15
Net Income (Loss)			$ 166,500,000	$ 62,700,000	$ (51,900,000)
Company Selected Measure Amount			656.0	718.9	642.9
PEO Name	Mr. Dugan	Mr. Akhavan		Mr. Dugan	Mr. Dugan
Peer Group Total Shareholder Return Amount by Using 2021 Peer Group					$ 62.81
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			(6)Adjusted EBITDA means net income (loss) excluding interest income and expense, net, income tax benefit (provision), net, depreciation and amortization, and net income (loss) attributable to non-controlling interests, and excluding net gains and losses on investments, net foreign currency transaction gains (losses) and other non-recurring or non-operational items.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Consumer Revenue
Calculation of TSR by Using 2021 Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount by Using 2021 Peer Group			$ 50.11	$ 68.21
Mr. Dugan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			635,518	1,775,101	1,877,524
PEO Actually Paid Compensation Amount			507,438	1,978,621	1,349,444
Adjustment to Compensation Amount			(128,080)	203,520	(528,080)
Mr. Dugan [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior to Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(83,360)	161,100	(434,400)
Mr. Dugan [Member] | Change in Fair Value from Prior Year to Vesting Date of Prior to Covered Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(44,720)	42,420	(93,680)
Mr. Akhavan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			15,228,135
PEO Actually Paid Compensation Amount			11,295,035
Adjustment to Compensation Amount			(3,933,100)
Mr. Akhavan [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,563,000)
Mr. Akhavan [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,134,800)
Mr. Akhavan [Member] | Year-end Fair Value of Awards Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,004,000
Mr. Akhavan [Member] | Change in Fair Value as of Vesting Date of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,760,700
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(631,110)	216,814	(643,541)
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(869,344)
Non-PEO NEO [Member] | Year-end Fair Value of Awards Granted in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			467,569
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior to Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(62,520)	161,100	(484,391)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year to Vesting Date of Prior to Covered Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(33,540)	$ 55,714	$ (159,150)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted Prior to Covered Year that were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (133,275)